FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Concentration of Currency Risk
	December 31, 2025
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(179)	(94)	1,974	104	219
Short term deposit	(86)	(45)	943	50	105
Other receivables	(7)	(3)	72	4	8
Trade payables	19	10	(206)	(11)	(23)
Other payables	87	46	(962)	(51)	(107)
Total NIS-linked balances	(166)	(86)	1,821	96	202
Euro-linked trade payables	(107)	(56)	(1,177)	62	131
Total	(273)	(142)	644	158	333

	December 31, 2024
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(87)	(45)	955	50	106
Other receivables	(52)	(27)	568	30	63
Trade payables	115	60	(933)	(67)	(141)
Other payables	154	81	(1,495)	(89)	(188)
Total NIS-linked balances	130	69	(905)	(76)	(160)
Euro-linked trade payables	(83)	(44)	(919)	48	102
Total	47	25	(1,824)	(28)	(58)

Schedule of Linkage of Monetary Items
	December 31, 2024			December 31, 2025
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	9,428	955	53	973	1,974	303
Short-term bank deposits	9,126	-	-	16,683	943	-
Other receivables	819	568	91	338	72	-
	19,373	1,523	144	17,994	2,989	303
Liabilities:
Current liabilities:
Current maturities of long-term loan	4,479	-	-	4,479	-	-
Accounts payable and accruals:
Trade	3,549	933	1,101	1,993	206	1,294
Other	1,636	1,495	-	781	962	-
Non-current liabilities
Long-term loan, net of current maturities	8,958	-	-	4,460	-	-
	18,622	2,428	1,101	11,713	1,168	1,294
Net balance	751	(905)	(957)	6,281	1,821	(991)

Schedule of Credit Risk
	December 31,
	2024	2025
	in USD thousands
Assets:
Cash and cash equivalents	10,436	3,250
Short-term bank deposits	9,126	17,626
Trade receivables	2,476	46
Other receivables	1,478	410
Total	23,516	21,332

Schedule of Changes in Financial Liabilities With Cash Flows Included in Financing Activities
	Long-term loan	Warrants	Total
	in USD thousands
Balance as of January 1, 2023	10,168	4,509	14,677
Changes during the year 2023:
Principal and interest payments	(1,543)	-	(1,543)
Amounts recognized through profit and loss	1,148	11,054	12,202
Share premium resulting from exercise of warrants	-	(3,631)	(3,631)
Balance as of December 31, 2023	9,773	11,932	21,705
Changes during the year 2024:
Net proceeds	19,223	8,724	27,947
Principal and interest payments	(22,795)	-	(22,795)
Amounts recognized through profit and loss	7,236	(18,965)	(11,729)
Balance as of December 31, 2024	13,437	1,691	15,128
Changes during the year 2025:
Net proceeds	-	9,082	9,082
Principal and interest payments	(5,568)	-	(5,568)
Amounts recognized through profit and loss	1,070	(8,599)	(7,529)
Balance as of December 31, 2025	8,939	2,174	11,113

Schedule of Fair Value Measurement of Warrants
Warrants
in USD thousands
Balance as of January 1, 2023	4,509
Changes during 2023:
Exercises	(3,631)
Changes in fair value through profit and loss	11,054
Balance as of December 31, 2023	11,932
Changes during 2024:
Issuances	8,724
Changes in fair value through profit and loss	(18,965)
Balance as of December 31, 2024	1,691
Changes during 2025:
Issuances	9,082
Changes in fair value through profit and loss	(8,599)
Balance as of December 31, 2025	2,174